SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revenue Recognition - Narrative) (Details) (USD $)	12 Months Ended			4 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011
Revenue Recognition [Line Items]
Deferred revenue	$ 11,700,000	$ 10,200,000	$ 9,800,000	$ 9,800,000
Deferred service costs related to unassigned contracts	5,700,000	5,300,000	6,100,000	6,100,000
Revenues relating to unassigned contracts	129,420,000	164,439,000	186,728,000
Current deferred revenue	26,819,000	29,093,000
Long-term deferred revenue	18,304,000	35,251,000
IPTV operations [Member]
Revenue Recognition [Line Items]
Deferred revenue			5,100,000	5,100,000	10,000,000
Deferred service costs related to unassigned contracts					22,700,000
Liabilities and deferred costs related to un-assigned contracts	21,500,000				47,300,000
Revenues relating to unassigned contracts	4,300,000	1,400,000	29,500,000	2,200,000
PAS infrastructure contracts [Member]
Revenue Recognition [Line Items]
Deferred revenue						13,200,000
Deferred revenue released			$ 8,100,000